Liabilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Current Portion	$ 62,000	$ 62,000
Long Term Portion	88,000	153,000
Lease Liability [Member]
Statement [Line Items]
Lease Liabilities, Beginning	215,000	257,000
Interest	12,000	16,000
Foreign Currency Translation	(15,000)	4,000
Lease Payments	(62,000)	(62,000)
Lease Liabilities, Ending	150,000	215,000
Current Portion	62,000
Long Term Portion	88,000
Lease Liabilities	$ 150,000	$ 215,000